Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net income	$ 1,403,178	$ 4,603,708	$ 4,945,764
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,466,522	1,219,892	830,328
Loss on disposition of fixed assets			5,053
Share-based compensation for services	682,254	341,127	0
Change in inventory reserve	(4,863)	(14,106)	(400,957)
Change in bad debt allowance	90,077	(5,356)	43,987
Deferred tax expenses (benefit)	(209,015)	(12,747)	53,398
Unrealized foreign exchange loss	(87,893)	(103,922)	(33,104)
Changes in operating assets and liabilities:
Accounts receivable	55,189	(1,462,024)	(743,349)
Inventories	(1,356,110)	(1,235,858)	(434,413)
Prepayments and other current assets	(4,475,109)	(805,370)	(93,568)
Accounts payables	205,428	(317,716)	57,359
Advance from customers	(52,719)	(198,827)	353,134
Taxes payable	577,877	753,832	871,307
Accrued expenses and other liabilities	436,233	751,752	53,052
Net cash (used in) provided by operating activities	(1,268,951)	3,514,385	5,507,991
Cash flows from investing activities:
Purchase of property, plant and equipment	(3,157,281)	(11,030,538)	(3,620,512)
Capital expenditures on construction-in-progress	(13,572,260)	(2,413,172)
Purchase of intangible assets- Land use rights		(2,079,731)
Long-term investments in equity investees	(1,143,707)
Proceeds upon maturity (purchase) of short-term investments	16,250,610	(28,737,530)
Net cash used in investing activities	(1,622,638)	(44,260,971)	(3,620,512)
Cash flows from financing activities:
Cash dividend paid			(2,725,883)
Net proceeds from initial public offering		50,200,285
Capital contribution made by noncontrolling shareholders	136,710
Proceeds from short-term bank loans	2,932,000	4,921,600	5,842,759
Repayment of short-term bank loans	(4,691,200)	(6,121,240)	(5,872,120)
Proceeds from (repayment of) related party loans	(25,629)	(1,387,864)	745,579
Net cash (used in) provided by financing activities	(1,648,119)	47,612,781	(2,009,665)
Effect of exchange rate changes on cash	4,625	(1,285,556)	242,547
Net (decrease) increase in cash	(4,535,083)	5,580,639	120,361
Cash, beginning of year	7,085,235	1,504,596	1,384,235
Cash, end of year	2,550,152	7,085,235	1,504,596
Supplemental disclosure information:
Cash paid for income tax	74,284	34,393
Cash paid for interest	$ 209,849	$ 313,301	357,326
Supplemental non-cash activity:
Dividend declared and unpaid			$ 88,926